Cash equivalents and marketable securities	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash equivalents and marketable securities

5. CASH EQUIVALENTS AND MARKETABLE SECURITIES

The Company considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents. Cash equivalents as of September 30, 2018 and December 31, 2017 consisted of money market funds.

The Company held no marketable securities as of September 30, 2018. Marketable securities as of December 31, 2017 consisted of U.S. government agency securities, commercial paper and corporate debt securities. Management determines the appropriate classification of the securities at the time they are acquired and evaluates the appropriateness of such classifications at each balance sheet date. The Company classifies its marketable securities as available-for-sale pursuant to ASC 320, Investments – Debt and Equity Securities. Marketable securities are recorded at fair value, with unrealized gains and losses included as a component of accumulated other comprehensive income (loss) in stockholders’ equity and a component of total comprehensive income (loss) in the condensed consolidated statement of comprehensive loss, until realized. Realized gains and losses are included in investment income on a specific-identification basis. There were no realized gains on marketable securities during the three and nine months ended September 30, 2018, or during the three and nine months ended September 30, 2017.

The Company reviews marketable securities for other-than-temporary impairment whenever the fair value of a marketable security is less than the amortized cost and evidence indicates that a marketable security’s carrying amount is not recoverable within a reasonable period of time. Other-than-temporary impairments of investments are recognized in the consolidated statement of operations if the Company has experienced a credit loss, has the intent to sell the marketable security, or if it is more likely than not that the Company will be required to sell the marketable security before recovery of the amortized cost basis. Evidence considered in this assessment includes reasons for the impairment, compliance with the Company’s investment policy, the severity and the duration of the impairment and changes in value subsequent to the end of the period.

The Company held no marketable securities at September 30, 2018. Marketable securities at December 31, 2017 consisted of the following:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
As of December 31, 2017
Current (due within 1 year):
U.S. government agency securities	$8,987,254	$38	$(1,033)	$8,986,259
Commercial paper	4,440,689	—	—	4,440,689
Corporate debt securities	703,027	—	(252)	702,775

Total	$14,130,970	$38	$(1,285)	$14,129,723

At December 31, 2017, the Company held six debt securities that were in an unrealized loss position, all of which had been in a continuous loss position for less than 12 months. The aggregate fair value of debt securities in an unrealized loss position was $8,191,315 at December 31, 2017. There were no individual securities that were in a significant unrealized loss position as of December 31, 2017.

At December 31, 2017, all investments held by the Company were classified as current. Investments classified as current have maturities of less than one year. Investments classified as noncurrent are those that (i) have a maturity greater than one year and (ii) management does not intend to liquidate within the next year, although these funds are available for use and therefore classified as available-for-sale.

5. CASH EQUIVALENTS AND MARKETABLE SECURITIES

The Company considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents. Cash equivalents as of December 31, 2017 and December 31, 2016 consisted of money market funds.

Marketable securities as of December 31, 2017 and December 31, 2016 consisted of corporate debt securities, commercial paper and U.S. government agency securities. Management determines the appropriate classification of the securities at the time they are acquired and evaluates the appropriateness of such classifications at each balance sheet date. The Company classifies its marketable securities as available-for-sale pursuant to ASC 320, Investments – Debt and Equity Securities. Marketable securities are recorded at fair value, with unrealized gains and losses included as a component of accumulated other comprehensive income (loss) in stockholders’ equity and a component of total comprehensive income (loss) in the consolidated statement of comprehensive income (loss), until realized. Realized gains and losses are included in investment income on a specific-identification basis. There were no realized gains on marketable securities during the year ended December 31, 2017, and there were immaterial realized gains on marketable securities during the year ended December 31, 2016.

The Company reviews marketable securities for other-than-temporary impairment whenever the fair value of a marketable security is less than the amortized cost and evidence indicates that a marketable security’s carrying amount is not recoverable within a reasonable period of time. Other-than-temporary impairments of investments are recognized in the consolidated statement of operations if the Company has experienced a credit loss, has the intent to sell the marketable security, or if it is more likely than not that the Company will be required to sell the marketable security before recovery of the amortized cost basis. Evidence considered in this assessment includes reasons for the impairment, compliance with the Company’s investment policy, the severity and the duration of the impairment and changes in value subsequent to the end of the period.

Marketable securities at December 31, 2017 and December 31, 2016 consisted of the following:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
As of December 31, 2017
Current (due within 1 year):
U.S. government agency securities	$8,987,254	$38	$(1,033)	$8,986,259
Commercial paper	4,440,689	—	—	4,440,689
Corporate debt securities	703,027	—	(252)	702,775

Total	$14,130,970	$38	$(1,285)	$14,129,723

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
As of December 31, 2016
Current (due within 1 year):
U.S. government agency securities	$31,060,710	$2,912	$(4,131)	$31,059,491
Commercial paper	6,081,202	—	—	6,081,202
Corporate debt securities	1,518,635	—	(395)	1,518,240

Total	$38,660,547	$2,912	$(4,526)	$38,658,933

The Company held six securities that were in an unrealized loss position at both December 31, 2017 and December 31, 2016, all of which were in a continuous loss position for less than 12 months. The aggregate fair value of securities in an unrealized loss position was $8,191,315 and $16,519,620 at December 31, 2017 and December 31, 2016, respectively. There were no individual securities that were in a significant unrealized loss position as of December 31, 2017 or December 31, 2016. The Company evaluated its securities for other-than-temporary impairment and considered the decline in market value for the securities to be primarily attributable to current economic and market conditions. The Company has the intent and ability to hold such securities until recovery. Based on this analysis, these marketable securities were not considered to be other-than-temporarily impaired as of December 31, 2017.

At December 31, 2017 and December 31, 2016, all investments held by the Company were classified as current. Investments classified as current have maturities of less than one year. Investments classified as noncurrent are those that (i) have a maturity greater than one year and (ii) management does not intend to liquidate within the next year, although these funds are available for use and therefore classified as available-for-sale.